MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Vallon - 10-K - Liability Measured at Estimated Fair Value (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Vallon Pharmaceuticals, Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant conversion		$ (782)
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2022	$ 185
Change in valuation	(167)
Fair value as of September 30, 2023	18	185
Warrant Liability | Vallon Pharmaceuticals, Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of December 31, 2022	$ 122	0
Initial measurement on May 17, 2022		1,288
Warrant conversion		(782)
Change in valuation		(384)
Fair value as of September 30, 2023		$ 122